DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Entity registrant name	NATIONAL BANK OF GREECE SA
Entity central index key	0001096061
Document type	20-F
Document period end date	Dec. 31, 2011
Amendment flag	true
Current fiscal year end date	--12-31
Entity well known seasoned issuer	Yes
Entity voluntary filers	No
Entity current reporting status	Yes
Entity filer category	Large Accelerated Filer
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity common stock shares outstanding	956,090,482
Amendment description	NATIONAL BANK OF GREECE SA is filing this Amendment No. 2 to its Annual Report on Form 20-F for the fiscal year ended December 31, 2011 ("Form 20-F"), which was filed with the Securities and Exchange Commission on May 15, 2012, for the sole purpose of furnishing corrected XBRL Interactive Data Files. No other changes have been made to the Form 20-F. Except as specifically described above, this Amendment No. 2 does not reflect events occurring after the filing of the Form 20-F, does not update disclosures contained in the Form 20-F and does not modify or amend the Form 20-F.